SCHEDULE OF USEFUL LIVES OF TANGIBLE ASSETS (Details)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]	Leasehold Improvements [Member]
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	33 years	33 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years	50 years
Permanent Installations [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Permanent Installations [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years	25 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	14 years	14 years
Furniture, Fixtures, Equipment and Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Furniture, Fixtures, Equipment and Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years	10 years